Submission	Aug. 08, 2025
Submission [Line Items]
Central Index Key	0000017313
Registrant Name	Capital Southwest Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A